Expense Example - VanEck Alternative Asset Manager ETF - VanEck Alternative Asset Manager ETF Class	Jun. 04, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128